Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Total Revenues	$ 9,817,472	$ 8,853,479
Total cost of revenues	6,678,276	5,702,926
Gross profit	3,139,196	3,150,553
Operating expenses:
Selling expenses	899,367	500,032
General and administrative expenses	10,330,446	909,952
Research and development expenses	520,479	511,674
Total operating expenses	11,750,292	1,921,658
(Loss) Income from operations	(8,611,096)	1,228,895
Other income (expense):
Interest income	6,736	1,523
Interest expense	(64,246)	(49,185)
Other expense, net	2,051	(100,698)
Total other expense, net	(55,459)	(148,360)
(Loss) income before income taxes	(8,666,555)	1,080,535
Provision for income taxes	64,686	231,208
Net (loss) income	(8,731,241)	849,327
Comprehensive income (loss)
Foreign currency translation adjustments	347,485	(336,141)
Comprehensive (loss) income	$ (8,383,756)	$ 513,186
(Loss) earnings per share
Basic (in Dollars per share)	$ (0.38)	$ 0.04
Diluted (in Dollars per share)	$ (0.38)	$ 0.04
Weighted average number of shares outstanding
Basic (in Shares)	23,018,717	20,000,000
Diluted (in Shares)	23,018,717	20,000,000
third parties
Total Revenues	$ 9,337,289	$ 8,853,479
Total cost of revenues	6,533,648	5,137,460
related party
Total Revenues	480,183
Total cost of revenues	$ 144,628	$ 565,466